RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 10 — RELATED PARTY TRANSACTIONS

During the years ended December 31, 2016 and 2015, the Chairman of the Board and CEO of the Company, advanced $68,397 and $920,660 to the Company for working capital purpose. The advances were due on demand and non-interest bearing. The Company had outstanding balance of $68,397 and $Nil due to related parties as of December 31, 2016 and 2015, respectively.